Stock Compensation Plan - Summary of Restricted Stock and Restricted Stock Units Activity (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Treasury stock authorized to satisfy minimum statutory tax withholding requirements	83,582	138,433	147,161